Condensed Consolidated Cash Flow Statements (Parenthetical) - USD ($) $ in Millions	May 31, 2018	Apr. 30, 2018
Convertible Notes due 2019
Debt
Aggregate principal amount of notes		$ 188.5
Borrowings interest rate		2.375%
Convertible Notes Due 2022
Debt
Aggregate principal amount of notes	$ 188.5
Borrowings interest rate	3.00%